Schedule of Related Party Transactions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Consulting Fees and Salaries	$ 215,448	$ 1,097,610	$ 1,429,326	$ 901,210